RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - Convertible Notes - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 14, 2022
Related Party Transaction [Line Items]
Amortization of debt issuance costs	$ 27	$ 50
Lynrock Lake Master Fund LP [Member]
Related Party Transaction [Line Items]
Principal amount				$ 40,000
Convertible debt balances due	$ 0		$ 39,973